Significant Accounting Policies - Reconciliation of Net Income (Loss) Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Net income allocable	$ 10,532,439	$ 8,394,719
Class A Common Stock
Significant Accounting Policies
Net income (loss) allocable to common stock	$ 8,425,951	$ 6,467,292
Weighted average shares outstanding, Basic	33,350,000	26,954,110
Weighted average shares outstanding, Diluted	33,350,000	26,954,110
Basic net income per share	$ 0.25	$ 0.24
Diluted net income per share	$ 0.25	$ 0.24
Class B Common Stock
Significant Accounting Policies
Net income (loss) allocable to common stock	$ 2,106,488	$ 1,927,427
Weighted average shares outstanding, Basic	8,337,500	8,033,048
Weighted average shares outstanding, Diluted	8,337,500	8,033,048
Basic net income per share	$ 0.25	$ 0.24
Diluted net income per share	$ 0.25	$ 0.24